Investment instruments - Summary of Portfolio of Investment Instruments at Amortized Cost Includes Impairment (Detail) - Financial Instruments At Amortised Cost Category [member] - Financial assets at amortised cost [member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ (101)	$ (24)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(121)	0
- Decreases due to change in credit risk	95	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	(86)
Financial assets that have been derecognized	0	9
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(127)	(101)
12-month expected credit losses [member] | Stage1 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(101)	(24)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	(121)	0
- Decreases due to change in credit risk	95	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased		(86)
Financial assets that have been derecognized		9
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(127)	(101)
Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0